Expense Example - Natixis Sustainable Future 2030 Fund	Jun. 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	631
Expense Example, with Redemption, 5 Years	1,231
Expense Example, with Redemption, 10 Years	2,856
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	657
Expense Example, with Redemption, 5 Years	1,277
Expense Example, with Redemption, 10 Years	$ 2,951